1933 Act File No. 33-33852
                                          1940 Act File No. 811-6061



                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.   21 ......................         X
                                 -----                            ------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   23 .....................................         X
                  -----                                           ------

                                 FEDERATED INDEX TRUST
                  (Exact Name of Registrant as Specified in Charter)

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)



It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 X  on February 19, 2002 pursuant to paragraph (b)
  _ 60 days after filing pursuant to paragraph (a) (i)
  _ on                   pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485.






If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:  Matthew G. Maloney, Esquire
            Dickstein, Shapiro, Morin & Oshinsky, LLP
            2101 L Street, NW
            Washington, DC  20037





FEDERATED LARGE CAP INDEX FUND
A Portfolio of Federated Index Trust



prospectus

FEBRUARY 19, 2002



     A mutual fund seeking to replicate, as closely as possible, before expenses, the Standard & Poor's 500 Composite Stock Price Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                 Contents
                 Risk/Return Summary
                 What are the Fund's Fees and Expenses?
                 What are the Fund's Investment Strategies?
                 What are the Principal Securities in Which the Fund Invests?
                 What are the Specific Risks of Investing in the Fund?
                 What do Shares Cost?
                 How is the Fund Sold?
                 How to Purchase Shares
                 How to Redeem Shares
                 Account and Share Information
                 Who Manages the Fund?
                 Financial Information

Not FDIC Insured  May Lose Value   No Bank Guarantee


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund's Board of Trustees (Board) without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund is a feeder fund that invests all of its assets in a master portfolio (Portfolio) with the same investment objective as the Fund. In this document, statements regarding the Fund's investments refer to investments made by the Portfolio. The Fund can withdraw its investment in the Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders. The Fund will invest primarily in securities of companies included in the Index and derivative instruments, such as futures contracts and options, relating to the Index. The Fund will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the Index, while remaining as fully invested as possible in all market environments. However, the composition of the Index and the Fund may diverge.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o The value of the stock market as a whole could decline, or stocks held by the Fund could perform poorly. In addition, returns for large-company stocks, the primary driver of performance for the Index and therefore the Fund, could trail the returns of stocks of medium or small companies.

o The Fund may not be able to mirror the Index closely enough to track its performance for several reasons, including the Fund's cost to buy and sell securities and the flow of money into and out of the Fund.

o The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


 Risk/Return Bar Chart and Table

     A performance bar chart with total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.


WHAT ARE THE FUND'S FEES AND EXPENSES?



Federated large cap index fund



Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None
a percentage of offering price)........
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or                          None
redemption proceeds, as
applicable)....................................................................
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                    None
 (as a percentage of offering
price).........................................................................
Redemption Fee (as a percentage of amount redeemed,    None
if applicable).................................
Exchange Fee.....................................      None

Annual Fund Operating Expenses  (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee (2)..................................      0.05%
Distribution (12b-1)                                   None
Fee......
Shareholder Services Fee                               0.25%
(3)................
Other Expenses..................................       0.15%
Total Annual Fund Operating                            0.45%
Expenses.......................................................................
1 Although not contractually obligated to do so, the
  shareholder services provider will waive certain amounts.
  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending December 31, 2002.
  Total Waivers of Fund                                0.25%
  Expenses.............................................
  Total Actual Annual Fund Operating Expenses (after   0.20%
  waivers).......................................
2 While the Fund does not pay any fee directly to an
  investment adviser, it bears indirectly, as an
  investor in the Portfolio, any fees paid by the
  Portfolio to its investment adviser.
3   The Fund has no present intention of paying or
  accruing the shareholder services fee during the fiscal year ending December 31, 2002.

Example
---------------------------------------------------------------------------

     This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year                      $46
3 Years                    $144
5 Years                    $252
10 Years                   $567

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?
-------------------------------------------------------------------------

     The Fund is a feeder fund that invests all its assets in the Portfolio, a separate investment company managed by Deutsche Asset Management, Inc. ("DeAM, Inc."). The Portfolio's investment objective is identical to that of the Fund. In this document, statements regarding the Fund's investments refer to investments made by the Portfolio.

     The Fund will pursue its investment objective by investing primarily in securities of companies included in the Index and derivative instruments, such as futures contracts and options, relating to the Index. The Fund will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the Index, while remaining as fully invested as possible in all market environments. Over the long term, the Fund seeks a correlation between the performance of the Fund, before expenses, and the Index of 98% or better. A figure of 100% would indicate perfect correlation.

     To attempt to replicate the risk and return characteristics of the Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Index, using a process known as `optimization.' This process selects securities for the Fund so that industry weightings, market capitalization and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely replicate those of the securities in the Index. The Fund may exclude or remove any security if it believes that the security is illiquid or has been impaired by financial conditions or other extraordinary events. At times, the Fund may purchase a security not included in the Index when it believes that such security would be a cost-efficient way of contributing to investment results that approximate the Index's performance. Because the Fund refers to Index investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Index investments and in derivative instruments, such as futures and options, that provide exposure to Index investments.

     The Fund can withdraw its investment in the Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders. If this happens, the Board would consider what action should be taken, including investing all of the Fund's assets in another master portfolio; or directing the Fund Adviser to manage, or to engage a sub-adviser to manage, the Fund's assets in accordance with its investment objective, policies and limitations. Federated Index Trust has applied for an exemptive order from the SEC that would allow the Board to appoint and replace sub-advisers for the Fund and to enter into and amend the Fund's sub-advisory agreements without further shareholder approval.

     The Standard & Poor's 500 is a trademark of McGraw Hill, Inc. Neither the Fund nor the Portfolio are sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty regarding the advisability of investing in securities in the Standard & Poor's 500 or the ability of the Standard & Poor's 500 to track the overall stock market.

Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term fixed income securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FUTURES Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Market risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the Fund. It is possible that returns for large company stocks, the primary driver for the Index and therefore the Fund, could trail returns on other types of investments. As is true for other specified market sectors, large company stocks tend to go through cycles of outperformance or underperformance relative to the full stock market.

     Tracking Error Risk. There are several reasons that the Fund's performance may not replicate the Index exactly:

o Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

o    The composition of the Index and the stocks held by the Fund may diverge.

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the `fully invested' Index.

     Futures and Options. The Fund may invest in futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

o the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

o the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

o the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

WHAT DO SHARES COST?

     You can  purchase  or redeem  Shares  any day the New York  Stock  Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

     The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

     Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued using prices as provided by an investment dealer or other financial institution that deals in the option.

     When price quotations are not readily available for equity securities, futures contracts, options or other securities in which the Fund invests, their value is determined by the method that most accurately reflects their fair value under procedures adopted by the Board of Trustees of the Portfolio.

     The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

     The required minimum initial investment for Fund Shares is $10,000,000. There is no required minimum subsequent investment amount.

HOW IS THE FUND SOLD?

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

     In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

     If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem Shares by mailing a written request to the Fund.

     You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed; and

o     signatures of all shareholders exactly as registered.


Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

     The Fund does not issue share certificates.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?


Investment Adviser for the Fund

     The Fund's investment adviser (Fund Adviser) is Federated Investment Management Company, a Delaware business trust with principal offices at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Fund Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment advisers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers. The Board selects and oversees the Fund Adviser.

     Currently, the Fund Adviser does not actively participate in the investment process for the Fund. However, in the event that the Board determines it is in the best interest of the Fund's shareholders to withdraw the Fund's investment in the Portfolio, the Fund Adviser would manage, or engage a sub-adviser to manage, the assets of the Fund. In such event, the Fund would pay the Fund Adviser an annual fee of 0.20% of the Fund's average daily net assets.

Supervisor for the fund

     The Fund's supervisor (Fund Supervisor) is Federated Investment Management Company. The Fund Supervisor provides administrative and supervisory services to the Fund. The Board selects and oversees the Fund Supervisor. The Fund
Supervisor receives an annual fee of 0.15% of the Fund's average daily net assets. The Fund Supervisor may voluntarily waive a portion of the fee or reimburse the Fund for certain operating expenses. The Fund Supervisor may receive a fee from the DeAM, Inc. for services that it provides to the Portfolio.

Investment Adviser for the Portfolio

     The Portfolio's investment adviser (Portfolio Adviser) is DeAM, Inc., a Delaware corporation with principal offices at 280 Park Avenue, New York, NY 10017. The Portfolio Adviser is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. As of September 30, 2001, the Portfolio Adviser had approximately $73.9 billion in assets under management.

     The Portfolio Adviser, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. The Portfolio will pay the Portfolio Adviser an annual investment advisory fee of 0.05% of the Portfolio's average daily net assets.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The Fund's fiscal year end is December 31. As this is the Fund's first fiscal year, financial information is not yet available.


     A Statement of Additional Information (SAI) dated February 19, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6061

Cusip [          ]

[          ] (    )








FEDERATED LARGE CAP INDEX FUND
A Portfolio of Federated Index Trust



Statement of additional Information

FEBRUARY 19, 2002

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Large Cap Index Fund
(Fund) dated February 19, 2002.

Obtain the prospectus without charge by calling 1-800-341-7400.
                                    Contents
                                    How is the Fund Organized?
                                    Investment Objective
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Law
                                    New York Law
                                    Account and Share Information
                                    Tax Information
                                    Management of the Trust and Portfolio
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Standard & Poor's
                                    Addresses
[             (   /   )]


HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund is a feeder fund that invests all of its assets in a master portfolio (Portfolio) managed by Deutsche Asset Management, Inc. (Portfolio Adviser). In this document, statements regarding the Fund's investments refer to investments made by the Portfolio. INVESTMENT OBJECTIVE The Fund's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (Index). This investment objective may be changed by the Fund's Board of Trustees (Fund Board) without shareholder approval.

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders. The Fund will limit its investment in warrants to no more than 5% of its net assets, valued at the lower of cost or market value, and will limit its investment in unlisted warrants to no more than 2% of net assets.

Convertible Securities


     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

-------------------------------------------------------------------------------
The Fund treats convertible securities as equity securities for purposes of its investment policies and limitations, because of their unique characteristics.
--------------------------------------------------------------------------------


Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in futures contracts and options.

     The Fund will trade in futures contracts and options only for bona fide hedging or other non-hedging purposes as permitted by Commodity Futures Trading Commission (the CFTC) regulations which permit principals of an investment company registered under the Investment Company Act of 1940 (1940 Act) to engage in such transactions without registering as commodity pool operators. The Fund may, for example, enter into futures contracts and options on futures contracts on securities, securities indices and currencies to manage its exposure to changing interest rates, security prices and currency exchange rates or as an efficient means of managing allocations between asset classes. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges approved by the CFTC. The Fund will determine that the price fluctuations in the futures contracts and option on futures used for hedging purposes are substantially related to price fluctuations in securities or instruments held by the Fund or securities or instruments which they expect to purchase. Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be `bona fide hedging' will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

o Buy call options on the Index, Index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);

o Buy listed put options on the Index (in anticipation of a decrease in the value of the underlying asset);

o    Buy or write options to close out existing option positions; or

o Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Depositary Receipts Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States.
Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Short-Term Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


Special Transactions
Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The value of the underlying security will be monitored each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

     The Fund will not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Securities Lending

     The Fund may lend up to 30% of the value of its portfolio securities to borrowers that the Fund deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Illiquid Securities

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.

     The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities qualified institutional buyers. An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Rule 144A Securities are determined to be liquid. Liquidity decisions are based on the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Pricing Risk

o The Fund values securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their fair value under procedures adopted by the Portfolio's Board of Trustees (Portfolio Board). This procedure implies an unavoidable risk that such prices are higher or lower than the prices that the securities might actually command if they are sold. If the securities are valued too highly, shareholders may end up paying too much for Fund shares on purchase. If the price of such securities is too low, shareholders may not receive the full market value for Fund shares on sale.

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Call Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Liquidity Risks

o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks Associated with Non-Investment Grade Securities

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


Risks of Investing in American Depositary Receipts

o Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

Credit Risk

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



Special Information concerning master-feeder Fund Structure


     The Portfolio may accept investments from other feeder funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors may set their own transaction minimums, fund specific expenses and other conditions. Information concerning other investors in the Portfolio is available from the Portfolio Adviser Service Center at 1-800-730-1313.

     Smaller feeder funds investing in the Portfolio may be materially affected by the action of larger feeder funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

     Whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will vote its shares without a meeting of Fund shareholders if the proposal is one, if which made with respect to the Fund, would not require the vote of Fund shareholders, as long as such action is permissible under applicable statutory and regulatory requirements. Conversely, except as permitted by the SEC, whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio because the 1940 Act requires approval of the matter by an investment company's shareholders, the Fund will hold a meeting of its shareholders and cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of votes representing the Fund's shareholders will be voted by the Fund in the same portion as the Fund's shareholders who do, in fact, vote.

     A change in the Portfolio's fundamental objective, policies and restrictions which is not approved by the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund.

     The Fund may withdraw its investment from the Portfolio at any time, if the Fund Board determines that it is in the best interests of shareholders of the Fund to do so. If this happens, the Fund Board would consider what action should be taken, including investing all of the Fund's assets in another master portfolio; or directing the investment adviser to manage, or to engage a sub-adviser to manage, the Fund's assets in accordance with its investment objective, policies and limitations.


INVESTMENT Limitations

     Fund Investment Limitations The Fund has the following non-fundamental investment limitation that enables it to invest in the Portfolio:

     Notwithstanding any other limitation, the Fund may invest all of its assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund.

     All other non-fundamental investment limitations and the fundamental investment limitations of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment limitations of the Portfolio and the Portfolio Board, it applies equally to the Fund and the Fund Board.

     Fundamental limitations may be changed with respect to the Fund or Portfolio only with the consent of a "majority of the outstanding voting securities" of the Fund or Portfolio. As used in the prospectus, SAI and under the 1940 Act, the term "majority of outstanding voting securities" means the lesser of (1) 67% of the shares of the Fund or Portfolio present at a meeting where the holders of more than 50% of the outstanding shares of the Fund or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund or Portfolio.

Portfolio Limitations


The Portfolio will not, as a matter of fundamental policy:

(1) borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 1/3 of the current value of the Portfolio's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. (As an operating policy, the Portfolio may not engage in dollar roll transactions);

(2) underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) make loans to other persons except: (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of the Portfolio's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

(4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and options contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for the Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

(5) concentrate its investments in any particular industry (excluding U.S. government securities) but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry; and

(6) issue any senior security (as that term is defined in the 1940 Actif such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

(7) with respect to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

     In order to comply with certain statutes and policies, the Portfolio will not, as a matter of operating policy:

(i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's total assets (taken at margin), except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its net assets;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii)purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v)  invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio, unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of merger or consolidation, the Portfolio shall not purchase any securities of any open-end investment company unless the Portfolio (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

(vii)invest more than 15 % of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Portfolio Board, and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio Board has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio Board has determined that the commercial paper is equivalent quality and liquid;

(viii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio has no current intention to engage in short selling);

(ix) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's net assets; (c) the securities subject to the exercise of the call written by the Portfolio must be owned by the Portfolio at the time the call has been exercised, has lapsed, or the Portfolio has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Portfolio will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio has purchased a closing put, which is a put of the same series as the one previously written); and

(x) buy and sell puts and calls on securities, stock index futures or options on stock index futures or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets.

     There will be no violation of any investment limitation (except with respect to fundamental investment limitation (1) above) if that limitation is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Portfolio Adviser looks for prompt execution of the order at a favorable price. The Portfolio Adviser will generally use those
brokers  and  dealers  who  are   recognized   dealers  in  specific   portfolio
instruments, except when a better price and execution of the order can be obtained elsewhere. The Portfolio Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Portfolio Adviser may give consideration to those firms which have sold or are selling Shares of the Portfolio and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Portfolio Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Portfolio's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Portfolio Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Portfolio Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Portfolio Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, December 31, 2001 the Portfolio Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Portfolio paid $_______ in brokerage commissions.

     On December 31, 2001, the Portfolio owned securities of the following regular broker/dealers: [identify issuer name and aggregate dollar amount of debt and equity securities held by Portfolio].

     Investment decisions for the Portfolio are made independently from those of other accounts managed by the Portfolio Adviser. When the Portfolio and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Portfolio and the account(s) in a manner believed by the Portfolio Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Portfolio, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Portfolio. For the fiscal years ended December 31, 2001, 2000 and 1999, the Portfolio paid brokerage commissions in the amount of $________, $_________ and $_______, respectively. For the year ended December 31, 1999, the Portfolio paid $______ in brokerage commissions to Bankers Trust, an affiliate of the Fund and the Portfolio. This represents ____% of the Portfolio's aggregate brokerage commissions and __% of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions during the fiscal year.

DETERMINING MARKET VALUE OF SECURITIES

     Market values of the portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued using prices as provided by an investment dealer or other financial institution that deals in the option;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value under procedures adopted by the Portfolio Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.


 HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

NEW YORK LAW

     The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

     All Shares of the Trust have equal voting rights.

     Trustees on the Fund Board may be removed by the Fund Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Fund Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Taxation of the Portfolio

     The Portfolio is not subject to federal income taxation. Instead, the Portfolio and other investors investing in the Portfolio must take into account, in computing their federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

Backup Withholding

     The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Foreign Shareholders

     The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Other Taxation

     The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.


 WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


     BOARD OF TRUSTEES of the trust The Fund Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Fund Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises four funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund Adviser.

     As of [ ], the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

------------------------------------------------------------------------------------------
                      Principal Occupations for Past Five     Aggregate   Total
Name                  Years                                   AompensationCompensation
Birth Date                                                    From        From Trust
Address                                                       Fund        and Federated
Position With Trust                                                       Fund Complex

John F. Donahue*+#    Chief Executive Officer and Director             $0 $0 for the
 Birth Date: July     or Trustee of the Federated Fund                    Trust and 43
28, 1924              Complex; Chairman and Director,                     other
Federated Investors   Federated Investors, Inc.; Chairman,                investment
Tower                 Federated Investment Management                     companies in
1001 Liberty Avenue   Company, Federated Global Investment                the Federated
Pittsburgh, PA        Management Corp. and Passport                       Fund Complex
TRUSTEE               Research, Ltd.; formerly: Trustee,
                      Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.

--------------------  Director or Trustee of the Federated    ------------$128,476.77
Thomas G. Bigley      Fund Complex; Director, Member of                 $ for the Trust
Birth Date:           Executive Committee, Children's                     and 43 other
February 3, 1934      Hospital of Pittsburgh; Director and                investment
15 Old Timber Trail   Chairman of Audit Committee, Robroy                 companies in
Pittsburgh, PA        Industries, Inc. (coated steel                      the Federated
TRUSTEE               conduits/computer storage equipment);               Fund Complex
                      Director, Member of Executive
                      Committee, University of Pittsburgh,
                      formerly: Senior Partner, Ernst &
                      Young LLP; Director, MED 3000 Group,
                      Inc. (physician practice management).

--------------------  Director or Trustee of the Federated    ------------$128,476.77
John T. Conroy, Jr.   Fund Complex; Chairman of the Board,              $ for the Trust
Birth Date: June      Investment Properties Corporation;                  and 43 other
23, 1937              Partner or Trustee in private real                  investment
Grubb &               estate ventures in Southwest Florida;               companies in
Ellis/Investment      formerly:  President, Investment                    the Federated
Properties            Properties Corporation;  Senior Vice                Fund Complex
Corporation           President, John R. Wood and
3201 Tamiami Trail    Associates, Inc., Realtors; President,
North                 Naples Property Management, Inc. and
Naples, FL            Northgate Village Development
TRUSTEE               Corporation.

--------------------  Director or Trustee of the Federated    ------------$128,476.77
Nicholas P.           Fund Complex; Director and Chairman of            $ for the Trust
Constantakis          the Audit Committee, Michael Baker                  and 43 other
Birth Date:           Corporation (engineering and energy                 investment
September 3, 1939     services worldwide); formerly:                      companies in
175 Woodshire Drive   Partner, Andersen Worldwide SC.                     the Federated
Pittsburgh, PA                                                            Fund Complex
TRUSTEE

--------------------  Director or Trustee of some of the      ----------- ---------------
John F. Cunningham    Federated Fund Complex; Chairman,                 $ $116,780.01
Birth Date: March     President and Chief Executive Officer,              for the Trust
5, 1943               Cunningham & Co., Inc. (strategic                   and 43 other
353 El Brillo Way     business consulting); Trustee                       investment
Palm Beach, FL        Associate, Boston College; Director,                companies in
TRUSTEE               Iperia Corp.                                        the Federated
                      (communications/software); formerly:                Fund Complex
                      Director, Redgate Communications and
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

--------------------  Director or Trustee of the Federated    ------------$116,780.01
Lawrence D. Ellis,    Fund Complex; Professor of Medicine,              $ for the Trust
M.D.*                 University of Pittsburgh; Medical                   and 43 other
Birth Date: October   Director, University of Pittsburgh                  investment
11, 1932              Medical Center - Downtown;                          companies in
3471 Fifth Avenue     Hematologist, Oncologist and                        the Federated
Suite 1111            Internist, University of Pittsburgh                 Fund Complex
Pittsburgh, PA        Medical Center; Member, National Board
TRUSTEE               of Trustees, Leukemia Society of
                      America.

--------------------  Director or Trustee of the Federated    ------------$116,780.01
Peter E. Madden       Fund Complex; formerly:                           $ for the Trust
Birth Date: March     Representative, Commonwealth of                     and 43 other
16, 1942              Massachusetts General Court;                        investment
One Royal Palm Way    President, State Street Bank and Trust              companies in
100 Royal Palm Way    Company and State Street Corporation.               the Federated
Palm Beach, FL                                                            Fund Complex
TRUSTEE               Previous Positions: Director, VISA USA
                      and VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.

--------------------  Director or Trustee of some of the      ------------$128,476.77
Charles F.            Federated Fund Complex; Management                $ for the Trust
Mansfield, Jr.        Consultant.                                         and 43 other
Birth Date: April                                                         investment
10, 1945              Previous Positions: Chief Executive                 companies in
80 South Road         Officer, PBTC International Bank;                   the Federated
Westhampton Beach,    Partner, Arthur Young & Company (now                Fund Complex
NY                    Ernst & Young LLP); Chief Financial
TRUSTEE               Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Executive Vice
                      President, DVC Group, Inc.; Senior
                      Vice President, HSBC Bank USA
                      (formerly, Marine Midland Bank); Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance,
                      Frank G. Zarb School of Business,
                      Hofstra University.

--------------------  Director or Trustee of the Federated    ---------------------------
John E. Murray,       Fund Complex; President, Law                      $ $127,719.00
Jr., J.D., S.J.D.#    Professor, Duquesne University;                     for the Trust
Birth Date:           Consulting Partner, Mollica & Murray;               and 43 other
December 20, 1932     Director, Michael Baker Corp.                       investment
Chancellor,           (engineering, construction, operations              companies in
Duquesne University   and technical services).                            the Federated
Pittsburgh, PA                                                            Fund Complex
TRUSTEE               Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean and
                      Professor of Law, Villanova University
                      School of Law.

--------------------  Director or Trustee of the Federated    ------------$116,780.02
Marjorie P. Smuts     Fund Complex; Public                              $ for the Trust
Birth Date: June      Relations/Marketing/Conference                      and 43 other
21, 1935              Planning.                                           investment
4905 Bayard Street                                                        companies in
Pittsburgh, PA        Previous Positions: National                        the Federated
TRUSTEE               Spokesperson, Aluminum Company of                   Fund Complex
                      America; television producer; business
                      owner; conference coordinator.

--------------------  Director or Trustee of some of the      ------------$116,780.01
John S. Walsh         Federated Fund Complex; President and             $ for the Trust
Birth Date:           Director, Heat Wagon, Inc.                          and 43 other
November 28, 1957     (manufacturer of construction                       investment
2604 William Drive    temporary heaters); President and                   companies in
Valparaiso, IN        Director, Manufacturers Products, Inc.              the Federated
TRUSTEE               (distributor of portable construction               Fund Complex
                      heaters); President, Portable Heater
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.

--------------------  President or Executive Vice President   ------------$0 for the
J. Christopher        of the Federated Fund Complex;                   $0 Trust
Donahue*+             Director or Trustee of some of the                  and 43 other
 Birth Date: April    Funds in the Federated Fund Complex;                investment
11, 1949              President, Chief Executive Officer and              companies in
Federated Investors   Director, Federated Investors, Inc.;                the Federated
Tower                 President, Chief Executive Officer and              Fund Complex
1001 Liberty Avenue   Trustee, Federated Investment
Pittsburgh, PA        Management Company; Trustee, Federated
PRESIDENT AND         Investment Counseling; President,
TRUSTEE               Chief Executive Officer and Director,
                      Federated Global Investment Management
                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.

--------------------  President, Executive Vice President     ------------$0 for the
Edward C. Gonzales    and Treasurer of some of the Funds in            $0 Trust
Birth Date: October   the Federated Fund Complex; Vice                    and 37 other
22, 1930              Chairman, Federated Investors, Inc.;                investment
Federated Investors   Trustee, Federated Administrative                   companies in
Tower                 Services; formerly: Trustee or                      the Federated
1001 Liberty Avenue   Director of some of the Funds in the                Fund Complex
Pittsburgh, PA        Federated Fund Complex; CEO and
EXECUTIVE VICE        Chairman, Federated Administrative
PRESIDENT             Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

--------------------  Executive Vice President and Secretary  ------------$0 for the
John W. McGonigle     of the Federated Fund Complex;                   $0 Trust
Birth Date: October   Executive Vice President, Secretary                 and 43 other
26, 1938              and Director, Federated Investors,                  investment
Federated Investors   Inc.; formerly: Trustee, Federated                  companies in
Tower                 Investment Management Company and                   the
1001 Liberty Avenue   Federated Investment Counseling;                    Fund Complex
Pittsburgh, PA        Director, Federated Global Investment
EXECUTIVE VICE        Management Corp., Federated Services
PRESIDENT AND         Company and Federated Securities Corp.
SECRETARY

--------------------  Treasurer of the Federated Fund         ------------$0 for the
Richard J. Thomas     Complex; Senior Vice President,                  $0 Trust
Birth Date: June      Federated Administrative Services;                  and 43 other
17, 1954              formerly: Vice President, Federated                 investment
Federated Investors   Administrative Services; held various               companies in
Tower                 management positions within Funds                   the Federated
1001 Liberty Avenue   Financial Services Division of                      Fund Complex
Pittsburgh, PA        Federated Investors, Inc.
TREASURER

--------------------  President or Vice President of some of  ------------$0 for the
Richard B. Fisher     the Funds in the Federated Fund                  $0 Trust
Birth Date: May 17,   Complex; Vice Chairman, Federated                   and 36 other
1923                  Investors, Inc.; Chairman, Federated                investment
Federated Investors   Securities Corp.; formerly: Director                companies in
Tower                 or Trustee of some of the Funds in the              the Federated
1001 Liberty Avenue   Federated Fund Complex; Executive Vice              Fund Complex
Pittsburgh, PA        President, Federated Investors, Inc.
VICE PRESIDENT        and Director and Chief Executive
                      Officer, Federated Securities Corp.

--------------------  Chief Investment Officer of this Fund   ----------- ---------------
J. Thomas Madden      and various other Funds in the                   $0 $0 for the
Birth Date: October   Federated Fund Complex; Executive Vice              Trust
22, 1945              President, Federated Investment                     and 9 other
Federated Investors   Counseling, Federated Global                        investment
Tower                 Investment Management Corp., Federated              companies in
1001 Liberty Avenue   Investment Management Company and                   the Federated
Pittsburgh, PA        Passport Research, Ltd.; Director,                  Fund Complex
CHIEF INVESTMENT      Federated Global Investment Management
OFFICER               Corp. and Federated Investment
                      Management Company; Vice President,
                      Federated Investors, Inc.; formerly:
                      Executive Vice President and Senior
                      Vice President, Federated Investment
                      Counseling Institutional Portfolio
                      Management Services Division; Senior
                      Vice President, Federated Investment
                      Management Company and Passport
                      Research, Ltd.

--------------------  Thomas M. Franks has been the Fund's    ----------- ---------------
Thomas M. Franks      Portfolio Manager since 1990.  He is             $0 $0 for the
Birth Date:           Vice President of the Trust.  Mr.                   Trust
December 15, 1954     Franks joined Federated in 1985 and                 and 1 other
Federated Investors   has been a Portfolio Director and Vice              investment
Tower                 President of the Fund's Adviser since               companies in
1001 Liberty Avenue   1990. Mr. Franks is a Chartered                     the Federated
Pittsburgh, PA        Financial Analyst and received his                  Fund Complex
VICE PRESIDENT        M.S. in Industrial Administration from
                      Carnegie Mellon University.


--------------------------------------------------------------------------------

     * An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

-------------------------------------------------------------------------------

     # A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

     + Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

board of Trustees of the portfolio

     The Portfolio is governed by its Board of Trustees, which is responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Investment Company Capital Corp. (ICCC), the administrator of the Portfolio, the Portfolio does not require employees other than their executive officers. None of the executive officers of the Portfolio devote full time to the affairs of the Portfolio.

     The Portfolio Board is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Portfolio. In addition, the Portfolio Board reviews contractual arrangements with companies that provide services to the Portfolio and reviews the Portfolio's performance. Information about each Portfolio Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Portfolio, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Portfolio and the Equity 500 Index fund (another feeder fund investing in the Portfolio) for its most recent fiscal year, if applicable, and the total compensation received from the Deutsche Fund Complex for the most recent calendar year.

------------------------------------------------------------------------------------------
                      Principal Occupations for Past Five     Aggregate   Total
Name                  Years                                   CompensationCompensation
Birth Date                                                    From        From Portfolio
Address                                                       Portfolio   and Deutsche
Position With                                                            ---------------
Portfolio                                                                Fund Complex1
Charles P. Biggar     Retired; formerly Vice President,                   $[     ]for
Birth Date: October   International Business Machines                     the Portfolio
13, 1930              ("IBM") and President, National                     and
12 Hitching Post      Services and the Field Engineering                  14 other
Lane                  Divisions of IBM.                                   investment
--------------------                                                      companies in
Chappaqua, NY                                                             the
TRUSTEE                                                                   Deutsche Fund
                                                                          Complex
                                                                          ---------------
--------------------  ---------------------------------------             $[     ]for
S. Leland Dill        Trustee of each of the other                        the Portfolio
Birth Date:  March    investment companies in the Deutsche                and 14 other
28, 1930              Fund Complex; Trustee, Phoenix Zweig                investment
5070 North Ocean      Series Trust2 ;Trustee, Phoenix Euclid              companies in
Drive                 Market Neutral Fund; Retired; formerly              the
Singer Island, FL     Partner, KPMG Peat Marwick; Director,               Deutsche Fund
TRUSTEE               Vintners International Company Inc.;                Complex
                      Director, Coutts (USA) International;
                      Director, Coutts Trust Holdings Ltd.,
                      and Coutts Group; General Partner,
                      Pernco2.
                      ---------------------------------------             ---------------
--------------------  Trustee of each of the other           ------------ $[     ]for
Martin J. Gruber      investment companies in the Deutsche   2          $ the Portfolio
Birth Date:  July     Fund Complex; Normura Professor of                  and 14 other
15, 1937              Finance, Leonard N. Stern School of                 investment
229 South Irving      Business, New York University (since                companies in
Street                1964); Trustee, CREF; Director, S.G.                the
Ridgewood, NJ         Cowen Mutual Funds; 2 Director, Japan               Deutsche Fund
TRUSTEE               Equity Fund, Inc. 2; Director, Taiwan               Complex
                      Equity Fund, Inc.;2 Director,
                      Singapore Fund, Inc.2
                                                                          ---------------
--------------------  --------------------------------------- ------------$[     ]for
Richard Hale*         Trustee/President of each of the other            $ the Portfolio
Birth Date:  July     investment companies advised by DeAM,               and 14 other
17, 1945              Inc. or its affiliates; Managing                    investment
205 Woodbrook Lane    Director, Deutsche Asset Management;                companies in
Baltimore, MD         Director, Flag Investors Funds; 2                   the
PRESIDENT AND         Managing Director, Deutsche Banc                    Deutsche Fund
TRUSTEE               Alex.  Brown Incorporated; Director                 Complex
                      and President, ICCC.
                                                                          ---------------
--------------------  --------------------------------------- ----------- $[     ]for
Richard J. Herring    Trustee of each of the other                      $ the Portfolio
Birth Date:           investment companies in the Deutsche                and 14 other
February 18, 1946     Fund Complex; Jacob Safra Professor of              investment
325 South Roberts     International Banking and Professor,                companies in
Road                  Finance Department, The Wharton                     the
Bryn Mawr, PA         School, University of Pennsylvania                  Deutsche Fund
TRUSTEE               (since 1972).                                       Complex
                                                                          ---------------
--------------------  --------------------------------------- ------------$[     ]for
Bruce E. Langton      Trustee of each of the other                      $ the Portfolio
Birth Date:  May      investment companies in the Deutsche                and 14 other
10, 1931              Fund Complex; formerly Assistant                    investment
99 Jordan Lane        Treasurer of IBM Corporation (until                 companies in
Stamford, CT          1986); Trustee and Member, Investment               the
TRUSTEE               Operations Committee, Allmerica                     Deutsche Fund
                      Financial Mutual funds (1992-present);              Complex
                      Member, Investment Committee, Unilever
                      US Pension and Thrift Plans (1989 to
                      present) 3; Retired; Director, TWA
                      Pilots Directed Account Plan and
                      401(k) Plan (1988 to present).
                                                                          ---------------
--------------------  --------------------------------------- ------------$[     ]for
Philip Saunders, Jr.  Trustee of each of the other                      $ the Portfolio
Birth Date:           investment companies in the Deutsche                and 14 other
October 11, 1935      Fund Complex; Principal, Phillip                    investment
Phillip Saunders      Saunders Associates (Economic and                   companies in
Associates            Financial Consulting); former                       the
445 Glen Road         Director, financial Industry                        Deutsche Fund
Weston, MA            Consulting, Wolf & Company; President,              Complex
TRUSTEE               John Hancock Home Mortgage
                      Corporation; Senior Vice President of
                      Treasury and Financial Services, John
                      Hancock Mutual Life Insurance Company,
                      Inc.
                                                                          ---------------
--------------------  --------------------------------------- ------------$[     ]for
Harry Van Benschoten  Trustee of each of the other                      $ the Portfolio
Birth Date:           investment companies in the Deutsche                and 14 other
February 18, 1928     Fund Complex; Retired; Corporate Vice               investment
6581 Ridgewood Drive  President, Newmont Mining Corporation               companies in
Naples, FL            (prior to 1987); Director, Canada Life              the
TRUSTEE               Insurance Corporation of New York                   Deutsche Fund
                      (since 1987).                                       Complex
                                                                          ---------------
--------------------  --------------------------------------- ------------$[     ]for
Daniel O. Hirsch      Director, Deutsche Banc Alex Brown                $ the Portfolio
Birth Date:  March    Incorporated and Investment Company                 and 14 other
27, 1954              Capital Corp. since July 1998;                      investment
One South Street      Assistant General Counsel, Office of                companies in
Baltimore, MD         the General Counsel, United States                  the
SECRETARY             Securities and Exchange Commission                  Deutsche Fund
                      from 1993 to 1998.                                  Complex
                                                                          ---------------
--------------------  --------------------------------------- ------------$[     ]for
Charles A. Rizzo      Director and Department Head, Deutsche            $ the Portfolio
Birth Date:  August   Asset Management since 1998.  Senior                and 14 other
5, 1957               Manager, PricewaterhouseCoopers LLP                 investment
One South Street      from 1993 to 1998.                                  companies in
Baltimore, MD                                                             the
TREASURER                                                                 Deutsche Fund
                                                                          Complex
---------------------------------------------------------------------------------------


     1 The `Deutsche Fund Complex' consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

     2 An investment company registered under the 1940 Act.

     3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

     * An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

     The Portfolio Board has an Audit Committee that meets with the Portfolio's independent accountants to review the financial statements of the Portfolio, the adequacy of internal controls and the accounting procedures and policies of the Portfolio. Each member of the Portfolio Board except Mr. Hale is a member of the Audit Committee.



FUND ADVISER

     The Fund's investment adviser is Federated Investment Management Company (Fund Adviser). Currently, the Fund Adviser does not actively participate in the investment process for the Fund. However, in the event that the Fund Board determines it is in the best interest of shareholders to withdraw the Fund's investment in the Portfolio, the Fund Adviser would manage, or engage a sub-adviser to manage, assets of the Fund. In such event, the Fund would pay the Fund Adviser an annual fee of 0.20% of the Fund's average daily net assets.

     The Fund Adviser is a wholly owned subsidiary of Federated.

     The Fund Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.


     Affiliates of the Fund Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Fund Supervisor

     The Fund's supervisor (Fund Supervisor) is Federated Investment Management Company. Under the Supervisory and Administration Agreement, the Supervisor is obligated to provide such supervisory and administrative services as the Fund Board deems necessary. The Supervisor generally will provide (or cause to be provided) facilities, equipment and personnel to carry out (1) supervisory services with respect to the investments of the Funds, including but not limited to supervising the Fund's investment in the Portfolio, ensuring that the Portfolio invests in accordance with the objectives, strategies and limitations set forth in the Portfolio's registration statement, and monitoring tracking deviations between the Portfolio and the Index, and (2) administrative services for operation of the businesses and affairs of the Fund, including but not limited to preparing, filing and maintaining the Trust's governing documents, preparing and filing registration statements for the Trust, preparing and administering contracts on behalf of the Fund, calculating performance data of the Fund, performing internal audit examinations, assisting with the design, development and operation of the Fund, and advising the Fund Board on matters concerning the Fund and its affairs.

     The Fund will pay the Fund Supervisor an annual fee of 0.15% of the Fund's average daily net assets.

Portfolio Adviser

     The Portfolio Adviser is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank AG is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment of financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

     The Portfolio Adviser may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Portfolio, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Portfolio Adviser has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, the Portfolio Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of the Portfolio Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Portfolio Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by the Portfolio Adviser or any such affiliate.

     Since April 30, 2001, the Portfolio Adviser has served as investment adviser to the Portfolio. Under the investment advisory agreement, the Portfolio Adviser receives a fee from the Portfolio, compounded daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Portfolio. For the period prior to April 30, 2001, Bankers Trust Company (BT), an affiliate of the Portfolio Adviser, served as investment adviser to the Portfolio. Under that investment advisory agreement, BT received a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Portfolio. For the fiscal year ended December 31, 2001, BT earned $x and the Portfolio Adviser earned $x as compensation for advisory services provided to the Portfolio. For the fiscal years ended December 31, 2000 and 1999, BT earned $4,136,851 and $5,134,906, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, the Portfolio Adviser and BT did not reimburse the Portfolio to cover expenses.

Portfolio Administrator

     ICCC provides administrative services to the Portfolio. Prior to July 1, 2001, these services were provided by BT. Under the administration and services agreement between the Portfolio and ICCC, ICCC is obligated on a continuous basis to provide such administrative services as the Portfolio Board reasonably deems necessary for proper administration of the Portfolio. ICCC generally will assist in all aspects of the Portfolio's operation; supply and maintain office facilities (which may be in ICCC `sown offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filing with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings for the Portfolio Board; provide monitoring reports and assistance regarding compliance with its Articles of Incorporation, By-Laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Under the Administration and Services Agreement, the Portfolio pays no compensation to the Portfolio Adviser. From the period January 1, 1999 to March 15, 2000, the Administration and Services Agreement provided for the Portfolio to pay ICCC a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio, which on an annual basis was equal to the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.05%. Under the Administration and Services Agreement, ICCC may delegate one or more of its responsibilities to others at ICCC `s expense.

     For the fiscal year ended December 31, 2001, , ICC earned $x and BT earned $x as compensation for administrative and other services provided to the Portfolio. For the fiscal years ended December 31, 2000 and 1999, BT earned $100,992, and $344,960, respectively, as compensation for administrative and other services provided to the Portfolio.

Code of Ethics Restrictions on Personal Trading

     As required by SEC rules, the Fund, the Fund Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


CUSTODIAN

     Bankers Trust Company, 280 Park Avenue, New York, NY 10019 is custodian for the securities and cash of the Portfolio.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors

     The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Dow Jones Industrial Average (DJIA)

     The DJIA represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA is a leading economic indicator for the stock market as a whole.

Lipper Analytical Services, Inc.

     Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Morningstar, Inc.

     Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Price Index (S&P 500)

     The S&P 500 is a composite index of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P 500 figures.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

STANDARD & POOR'S

     The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. ADDRESSES federated large cap index fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Supervisor
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779


Investment Adviser
Deutsche Asset Management, Inc.
280 Park Avenue, New York, NY  10017

Custodian
Bankers Trust Company
280 Park Avenue
New York, NY  10017

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072






PART C.  OTHER INFORMATION
         -----------------

Item 23.    Exhibits
(a)(i)     Amended and Restated Declaration of Trust of the Registrant; (18)
    (ii) Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; (20)
(b)(i)     Copy of By-Laws of the Registrant as amended; (5)
   (ii)    Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (16)
(c)(i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Federated Mid-Cap and Federated Mini-Cap Funds; (11)
   (ii) Copy of Specimen Certificates for Shares of Beneficial Interest of the Institutional Service and Institutional Service Shares of the Federated Max-Cap Fund; (11)
(d)(i)     Conformed copy of Investment Management Contract of the Registrant;
           (10)
   (ii) Conformed copy of Exhibit A, B and C to the Investment Management Contract of the Registrant; (18)
   (iii) Conformed copy of Limited Power of Attorney and Schedule 1 to the Investment Management Contract of the Registrant; (18)
   (iv) Conformed copy of Amendment to Investment Management Contract between the Registrant and Federated Investment Management Company;
           (19)
   (v) Conformed copy of Subadvisory Agreement for the Federated Max-Cap Index Fund, Federated Mid-Cap Index Fund and Federated Mini-Cap Index Fund; (19)

+  All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed December 27, 2000. (File Nos. 33-33852 and 811-6061)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 23, 2001. (File Nos. 33-33852 and 811-6061)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 26, 2001. (File Nos. 33-33852 and 811-6061)



(e)(i)     Conformed copy of Distributor's Contract of the Registrant; (10)
   (ii) Conformed copy of Exhibit D to Distributor's Contract of the Registrant;(10)
   (iii) Conformed copies of Exhibits E and F to Distributor's Contract of the Registrant; (14)
   (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
   (v) Conformed copy of Amendment to Distributor's Contract between the Registrant and Federated Securities Corp.; (19)
(f)        Not applicable;
(g)(i)     Conformed copy of Custodian Contract of the      Registrant; (19)
(h)(i) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (16)
   (ii) Conformed copy of Amendment to Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (19)
   (ii) Conformed copy of Second Amended and Restated Shareholder Services Agreement; (14)
   (iii) The responses described in Item 23(e)(iv) are hereby incorporated by reference;


--------------------------
+  All exhibits have been filed electronically.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 23, 2001. (File Nos. 33-33852 and 811-6061)


(i)        Conformed copy of the Opinion and Consent of Counsel   as to
   legality of shares being registered; (12)
(j)        Conformed Copy of Independent Auditors' Consent; (20)
(k)        Not applicable;
(l)        Conformed copy of Initial Capital Understanding; (3)
(m)(i)     Conformed copy of Distribution Plan of the Registrant; (10)
   (ii) Conformed copies of Exhibits B and C to the Distribution Plan of the Registrant; (14)
   (iii) The responses described in Item 23(e)(iv) are hereby incorporated by reference;
(n) The Registrant hereby incorporates the conformed copy of the Multiple Class Plan from Item (n) of the Federated American Leaders Fund, Inc. Registration Statement on Form N-1A, filed with the Commission on May 25, 2001. (File Nos. 2-29786 and 811-1704).
(o)(i)     Conformed copy of Power of Attorney of the Registrant; (18)
   (ii) Conformed copy of Power of Attorney of J. Thomas Madden, Chief Investment Officer; (18)
(p) (i) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed Allocation Portfolios, Registration Statement on Form
           N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

Item 24. Persons Controlled by or Under Common Control with the Fund:
         -----------------------------------------------------------

         None

Item 25. Indemnification: (3)
         ---------------


+  All exhibits have been filed electronically.

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed December 27, 2000. (File Nos. 33-33852 and 811-6061)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 26, 2001. (File Nos. 33-33852 and 811-6061)


Item 26. Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

       The remaining Officers of the investment adviser are:

       Executive Vice Presidents:            William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

       Senior Vice Presidents:               Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard J. Picchi
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Robert E. Cauley
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-alus
                                             Thomas M. Franks
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Keith J. Sabol
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             David Burns
                                             Hanan Callas
                                             Regina Chi
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             John T. Gentry
                                             Kathryn P. Heagy
                                             Carol Kayworth
                                             J. Andrew Kirschler
                                             Ram Kolluri
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.



Item 27.  Principal Underwriters:
          -----------------------


------------------------------------------------------------------------------
(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
------------------------------------------------------------------------------


     Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.



         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          [Insert Title(s)]

Director:                  Arthur L. Cherry

President-Institutional
Sales and Director:        John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                 Thomas R. Donahue

President-Broker/Dealer
And Director:              James F. Getz

Senior Vice Presidents:
                           Mark W. Bloss
                           Richard W. Boyd
                           Laura M. Deger
                           Peter W. Eisenbrandt
                           Theodore Fadool, Jr.
                           Christopher T. Fives
                           James S. Hamilton
                           James M. Heaton
                           Keith Nixon
                           Solon A. Person, IV
                           Ronald M. Petnuch
                           Timothy C. Pillion
                           Thomas E. Territ

Vice Presidents:           Ernest G. Anderson
                           Teresa M. Antoszyk
                           John B. Bohnet
                           Jane E. Broeren-Lambesis
                           David J. Callahan
                           Mark Carroll
                           Scott Charlton
                           Steven R. Cohen
                           Mary J. Combs
                           R. Edmond Connell, Jr.
                           Kevin J. Crenny
                           Daniel T. Culbertson
                           G. Michael Cullen
                           Marc C. Danile
                           Robert J. Deuberry
                           William C. Doyle
                           Timothy Franklin
                           Joseph D. Gibbons
                           John K. Goettlicher
                           G. Tad Gullickson
                           Scott Gundersen
                           Dayna C. Haferkamp
                           Raymond J. Hanley
                           Vincent L. Harper, Jr.
                            Bruce E. Hastings
                            Charlene H. Jennings
                           H. Joseph Kennedy
                           Michael W. Koenig
                           Ed Koontz
                           Christopher A. Layton
                           Michael H. Liss
                           Michael R. Manning
                           Martin J. McCaffrey
                           Maurice W. McKinley
                           Amy Michalisyn
                           Mark J. Miehl
                           Richard C. Mihm
                           Vincent T. Morrow
                           Alec H. Neilly
                           Thomas A. Peter III
                           Raleigh Peters
                           Robert F. Phillips
                           Richard A. Recker
                           Eugene B. Reed
                           John Rogers
                           Brian S. Ronayne
                           Thomas S. Schinabeck
                           Edward J. Segura
                           Edward L. Smith
                            David W. Spears
                           John A. Staley
                           Colin B. Starks
                           Jeffrey A. Stewart
                           William C. Tustin
                           Paul A. Uhlman
                           Richard B. Watts
                           G. Walter Whalen
                           Edward J. Wojnarowski
                           Michael P. Wolff
                           Scott F. Wright

Assistant Vice Presidents: Robert W. Bauman
                           Edward R. Bozek
                           Charles L. Davis, Jr.
                           Beth C. Dell
                            Donald C. Edwards
                            Jennifer Fetteroff
                            John T. Glickson
                           Ernest L. Linane
                           Renee L. Martin
                           Lynn Sherwood-Long

Secretary:                 Kirk A. Montgomery

      Treasurer:            Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28. Location of Accounts and Records:
         --------------------------------

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:


Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for Service at above address)


                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Federated Investment Management           Federated Investors Tower
Company ("Manager")                       1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Deutsche Asset Management, Inc.           130 Liberty Street
("Sub-Manager")                           New York, NY 10006

Bankers Trust                             31 West 52nd Street
Company ("Custodian")                     Mail Stop NYC09-0810
                                          New York, NY 10019

Item 29.   Management Services:  Not applicable.
           -------------------

Item 30.   Undertakings:
           ------------

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INDEX TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of January, 2002.

                              FEDERATED INDEX TRUST

                  BY: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  January 23, 2002

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE
    ----                      -----                   ----
By: /s/ G. Andrew Bonnewell   Attorney In Fact        January 23, 2002
    G. Andrew Bonnewell       For the Persons
    ASSISTANT SECRETARY       Listed Below

    NAME                            TITLE
John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee


* By Power of Attorney